Significant acquisition of businesses (Details 2) $ in Millions	Dec. 31, 2024 USD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Property, plant and equipment recognised as of acquisition date	$ 20
Right of use assets as of acquisition date	47
Acquired research and development intangible assets recognised as of acquisition date	1,424
Other intangible assets recognised as of acquisition date	1,156
Deferred tax assets	465
Non-current financial and other assets	31
Trade receivables and other current assets recognised as of acquisition date	613
Cash and cash equivalents recognised as of acquisition date	242
Deferred tax liabilities	(799)
Current and non-current financial debts	(852)
Current and non-current lease liabilities	(47)
Trade payables and other liabilities	(297)
Identifiable assets acquired	2,003
Non-controlling interests	(75)
Goodwill recognised as of acquisition date	2,701
Identifiable assets acquired (liabilities assumed)	$ 4,629